Other revenues (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Termination payments revenue		$ 95.9	$ 198.8	$ 74.7
Related party other revenues		7.1	12.3	13.4
Total	[1]	$ 103.0	$ 211.1	$ 88.1

[1]	Includes transactions with related parties. Refer to Note 13 "Related party transactions".